SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE (Details) (Parenthetical) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 03, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses		¥ 6,791	¥ 6,709	¥ 6,545
Asset impairment charges		¥ 0	¥ 0	¥ 0
Office Building [Member] | Series of Individually Immaterial Asset Acquisitions [Member]
Property, Plant and Equipment [Line Items]
Percentage of consideration paid for asset acquisition					50.00%	50.00%
Asset Acquisition, Consideration Transferred					¥ 80,732	¥ 81,125
Property plant and equipment estimated useful life							40 years
Land [Member] | Series of Individually Immaterial Asset Acquisitions [Member]
Property, Plant and Equipment [Line Items]
Asset Acquisition, Consideration Transferred	¥ 176,645
Deed tax and stamp duty	¥ 5,145